Capital structure and financial items - Derivative financial instruments - Narrative (Details) - DKK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Other intangible assets | Cash flow hedges
Disclosure of detailed information about hedging instruments [line items]
Deferred gains/(losses)	kr 4,339	kr (5,763)